Treasury Stock - Additional Information (Detail) - American Depository Shares - shares		12 Months Ended			28 Months Ended
	Mar. 05, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)		815,525	0	1,553,085	2,368,610
Business acquisition, shares issued		223,161	146,372	0
Managed Network Entities | Galaxy ENet Inc
Schedule of Capitalization, Equity [Line Items]
Business acquisition, shares issued	76,048			76,048